Disclosure of detailed information about warrants, activity (Details)	1 Months Ended																			12 Months Ended
	Dec. 31, 2017 CAD ($)	Nov. 30, 2017 CAD ($)	Oct. 31, 2017 CAD ($)	Sep. 30, 2017 CAD ($)	Aug. 31, 2017 CAD ($)	Jul. 31, 2017 CAD ($)	Jun. 30, 2017 CAD ($)	May 31, 2017 CAD ($)	Apr. 30, 2017 CAD ($)	Mar. 31, 2017 CAD ($)	Feb. 28, 2017 CAD ($)	Jan. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Nov. 30, 2016 CAD ($)	Sep. 30, 2016 CAD ($)	Jul. 31, 2016 CAD ($)	Jun. 30, 2016 CAD ($)	Mar. 31, 2016 CAD ($)	Feb. 29, 2016 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Statement [Line Items]
Number of warrants outstanding in share-based payment arrangement at beginning of period												26,679,670								26,679,670	18,708,432
Weighted average exercise price of warrants outstanding in share-based payment arrangement at beginning of period												$ 0.63								$ 0.63	$ 0.72
Number of warrants granted in share-based payment arrangement																				13,539,233	8,446,105
Weighted average exercise price of warrants granted in share-based payment arrangement	$ 0.12	$ 0.15	$ 0.15	$ 0.19	$ 0.19	$ 0.24	$ 0.24	$ 0.27	$ 0.25	$ 0.25	$ 0.40	$ 0.25	$ 0.30	$ 0.30	$ 0.55	$ 0.55	$ 0.55	$ 0.55	$ 0.55	$ 0.22	$ 0.44
Number of warrants exercised in share-based payment arrangement																				(375,000)	0
Weighted average exercise price of warrants exercised in share-based payment arrangement																				$ 0.25	$ 0
Number of warrants expired in share-based payment arrangement																				(3,840,700)	(474,867)
Weighted average exercise price of warrants expired in share-based payment arrangement																				$ 0.90	$ 0.96
Number of warrants outstanding in share-based payment arrangement at end of period	36,003,203												26,679,670							36,003,203	26,679,670
Weighted average exercise price of warrants outstanding in share-based payment arrangement at end of period	$ 0.45												$ 0.63							$ 0.45	$ 0.63